Contingent liabilities and legal proceedings - Other cases in the Group (Details) € in Millions, £ in Billions			1 Months Ended			12 Months Ended
	Jun. 09, 2015 EUR (€)	Jun. 08, 2015 EUR (€)	Aug. 31, 2015 EUR (€)	Sep. 30, 2014 EUR (€)	Dec. 31, 2013 EUR (€) director claim	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 EUR (€)	Mar. 31, 2010 EUR (€)
Contingent liabilities and legal proceedings - Conti
Value of claim | £						£ 1
Patent litigation, Spain
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner							€ 500.0
Dominant position allegations, British Telecom in Italy | Vodafone Italy
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner								€ 280.0
Amount of damages awarded value			€ 12.0
Dominant position allegations, British Telecom in Italy | Vodafone Italy | Minimum
Contingent liabilities and legal proceedings - Conti
Amount of damages as per expert report				€ 8.0				10.0
Dominant position allegations, British Telecom in Italy | Vodafone Italy | Maximum
Contingent liabilities and legal proceedings - Conti
Amount of damages as per expert report				€ 11.0				€ 25.0
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner		€ 101.0
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy | Minimum
Contingent liabilities and legal proceedings - Conti
Amount of damages as per expert report	€ 0.0
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy | Maximum
Contingent liabilities and legal proceedings - Conti
Amount of damages as per expert report	€ 9.0
Dominant position and wrongful termination of franchise arrangement by Papistas, Greece
Contingent liabilities and legal proceedings - Conti
Amount of compensation sought by petitioner					€ 285.5
Number of claims filed | claim					3
Amount of compensation sought by petitioner from directors					€ 1,000.0
Number of former directors in allegations | director					2